10-Q Fair Value	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value	Fair Value
As of June 30, 2023 and December 31, 2022, the Company had financial instruments which were measured at fair value on a recurring basis using significant unobservable inputs (Level 3). Significant changes in the inputs could result in a significant change in the fair value measurements. See each respective footnote for information on the assumptions used in calculating the fair value of financial instruments. See Notes 5 and 11 for disclosures related to the decline in fair value of SAFE notes and common stock warrant liabilities that resulted in unrealized fair value adjustment gains recognized in other expense (income) in the condensed consolidated statements of operations for the three and six months ended June 30, 2023. The following table sets forth the Company’s financial instruments that were measured at fair value using Level 3 inputs on a recurring basis for the six months ended June 30, 2023:

	Common Stock Warrant Liabilities	SAFE Notes	Total
Balance at December 31, 2022	$14,114,411	$51,600,000	$65,714,411
Changes in fair value included in operations	(9,296,225)	(16,490,000)	(25,786,225)
Balance at June 30, 2023	$4,818,186	$35,110,000	$39,928,186
The following table sets forth the Company’s financial instruments that were measured at fair value using Level 3 inputs on a recurring basis for the six months ended June 30, 2022:

	Preferred Stock Warrant Liabilities	Common Stock Warrant Liabilities	SAFE Notes	Total
Balance at December 31, 2021	$6,417,146	$6,502,538	$30,998,000	$43,917,684
Changes in fair value included in operations	3,515,845	7,163,583	16,279,000	26,958,428
Warrants exercised	(9,932,991)	—	—	(9,932,991)
Balance at June 30, 2022	$—	$13,666,121	$47,277,000	$60,943,121
There were no transfers into or out of Level 3 financial instruments during the six months ended June 30, 2023 and 2022.
Fair ValueAs of December 31, 2022 and 2021, the Company had financial instruments which were measured at fair value on a recurring basis using significant unobservable inputs (Level 3). Significant changes in the inputs could result in a significant change in the fair value measurements. See each respective footnote for information on the assumptions used in calculating the fair value of financial instruments. The following table sets forth the Company’s financial instruments that were measured at fair value using Level 3 inputs on a recurring basis for the years ended December 31, 2022 and 2021:

	Preferred Stock Warrant Liabilities	Common Stock Warrant Liabilities	SAFE Notes	Total
Balance at January 1, 2021	$1,570,433	$—	$—	$1,570,433
Cash received	—	—	25,206,788	25,206,788
Changes in fair value included in operations	9,649,489	6,502,538	5,791,212	21,943,239
Warrants exercised	(4,802,776)	—	—	(4,802,776)
Warrants expired	—	—	—	—
Balance at December 31, 2021	$6,417,146	$6,502,538	$30,998,000	$43,917,684
Cash received	—	—	—	—
Changes in fair value included in operations	3,515,845	7,611,873	20,602,000	31,729,718
Warrants exercised	(9,932,991)	—	—	(9,932,991)
Balance at December 31, 2022	$—	$14,114,411	$51,600,000	$65,714,411
There were no transfers into or out of Level 3 financial instruments during the years ended December 31, 2022 and 2021.